Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2016
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR